Subsequent Events - Additional Information (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jul. 08, 2021	Jul. 02, 2021	Mar. 21, 2021	Oct. 31, 2020	Dec. 31, 2020
Subsequent Event [Line Items]
Business combination, total consideration					$ 1,387
PCMV
Subsequent Event [Line Items]
Equity interests acquired, fair value				$ 4,700,000
Equity interests acquired, number of shares				258,383
Equity interests acquired, number of shares holdback as security for indemnity claims				10,881
Equity interests acquired, number of shares holdback period as security for indemnity claims				6 months
Subsequent Event | Super Voting Shares [Member]
Subsequent Event [Line Items]
Conversion of Outstanding Super Voting Shares into Multiple voting shares, Shares			551,614
Subsequent Event | Multiple Voting Shares [Member]
Subsequent Event [Line Items]
Conversion of Outstanding Super Voting Shares into Multiple voting shares, Shares			551,614
Subsequent Event | PCMV
Subsequent Event [Line Items]
Equity interests acquired, fair value		$ 4,800,000
Equity interests acquired, number of shares		258,383
Equity interests acquired, number of shares holdback as security for indemnity claims		10,879
Equity interests acquired, number of shares holdback period as security for indemnity claims		6 months
Subsequent Event | Anna Holdings, LLC
Subsequent Event [Line Items]
Equity interests acquired, fair value	$ 20,000,000.0
Equity interests acquired, number of shares	1,009,336
Acquired membership interests percentage	100.00%
Business combination, total consideration	$ 60,000,000.0
Payment of cash	40,000,000.0
Business combination, contingent consideration on enactment, adoption or approval	$ 5,000,000.0